LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2014
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:
	September 30,
	2013	2014
	RMB	RMB

Land use rights	38,228	37,675
Accumulated amortization	(5,023)	(5,876)

Land use rights, net	33,205	31,799